NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST(R)
     Lehman Brothers High Income            Lehman Brothers Short Duration
     Bond Portfolio                         Bond Portfolio
            SUPPLEMENT TO THE PROSPECTUSES DATED MAY 1, 2008
--------------------------------------------------------------------------------

NAME CHANGES
------------

The Board of Trustees of Neuberger Berman Advisers Management Trust recently approved changing the names of the following Funds. Effective September 26, 2008, all references to the "Current Fund Name," as listed below, in the Prospectus of each Fund are deleted and replaced with the respective "New Fund Name."

                   NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

--------------------------------------------------------------------------------
CURRENT FUND NAME                               NEW FUND NAME
-----------------                               -------------
--------------------------------------------------------------------------------
Lehman Brothers High Income Bond Portfolio      High Income Bond Portfolio
--------------------------------------------------------------------------------
Lehman Brothers Short Duration Bond Portfolio   Short Duration Bond Portfolio
--------------------------------------------------------------------------------


     THE DATE OF THIS SUPPLEMENT IS SEPTEMBER 26, 2008.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST(R)
     Lehman Brothers High Income            Lehman Brothers Short Duration
     Bond Portfolio                         Bond Portfolio
       SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2008
--------------------------------------------------------------------------------

NAME CHANGES
------------

The Board of Trustees of Neuberger Berman Advisers Management Trust recently approved changing the names of the following Funds. Effective September 26, 2008, all references to the "Current Fund Name," as listed below, in the Statement of Additional Information of each Fund are deleted and replaced with the respective "New Fund Name."

                   NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

--------------------------------------------------------------------------------
CURRENT FUND NAME                                  NEW FUND NAME
-----------------                                  -------------
Lehman Brothers High Income Bond Portfolio         High Income Bond Portfolio
--------------------------------------------------------------------------------
Lehman Brothers Short Duration Bond Portfolio      Short Duration Bond Portfolio
--------------------------------------------------------------------------------


The date of this supplement is September 26, 2008.